Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets

	2024	2023
Intangible assets (a)	$26.5	$38.9
Deferred dry-dock (b)	167.1	166.0
Deferred financing fees on undrawn financings (c)	6.3	28.1
Other	36.0	45.9
Other assets	$235.9	$278.9
(a)Intangible assets:

December 31, 2024	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(114.4)	$15.5
Other	31.7	(20.7)	11.0
	$161.6	$(135.1)	$26.5

December 31, 2023	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(104.7)	$25.2
Other	28.7	(15.0)	13.7
	$158.6	$(119.7)	$38.9
Future amortization of intangible assets is as follows:

2025	$9.8
2026	4.6
2027	2.7
2028	1.6
2029	1.0
Thereafter	6.8
$26.5
11.    Other assets (continued):
(b)Deferred dry-dock:
During the years ended December 31, 2024 and 2023, changes in deferred dry-dock were as follows:

December 31, 2022	$86.9
Costs incurred	124.4
Vessel Sales(1)	(6.9)
Amortization expensed (2)	(38.4)
December 31, 2023	166.0
Costs incurred	54.0
Vessel sales	(2.3)
Amortization expensed (2)	(50.6)
December 31, 2024	$167.1
(1)Includes one vessel classified as asset held for sale as at December 31, 2023.
(2)Amortization of dry-docking costs is included in depreciation and amortization.
(c)Deferred financing fees on undrawn financings
The Company has entered into financing arrangements for certain of its vessels under construction. As the financing arrangements are undrawn as at December 31, 2024, the amounts incurred have been capitalized and recorded as long-term asset. As the financing is drawn, the amounts are reclassified and presented as a direct deduction from the related debt liability.